Provisions (Tables)	12 Months Ended
Mar. 31, 2018
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Movements by Class of Provisions

The following table presents movements by class of provisions for the fiscal years ended March 31, 2018 and 2017.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2016	¥229,422	¥32,979	¥262,401
Additional provisions	12,000	14,743	26,743
Amounts used	(83,528)	(10,713)	(94,241)
Unused amounts reversed	(439)	(225)	(664)
Amortization of discount and effect of change in discount rate	(122)	214	92
Acquisition of subsidiaries and businesses	—	381	381
Others	—	(12)	(12)

Balance at March 31, 2017	157,333	37,367	194,700

Additional provisions	50,500	28,537	79,037
Amounts used	(61,961)	(14,902)	(76,863)
Unused amounts reversed	(479)	(3,247)	(3,726)
Amortization of discount and effect of change in discount rate	(142)	209	67

Others	(72)	(4,876)	(4,948)

Balance at March 31, 2018	¥145,179	¥43,088	¥188,267